UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1:	Schedule of Investments.

A copy of The Schedule of Investments for the period ended 9/30/17 is included with this Form.

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2017 (unaudited)

Shares		Value

Common Stocks — 95.7%
Consumer Discretionary — 7.0%
Distribution & Wholesale — 1.1%
40,200	LKQ Corp. *	$1,446,798
Retail — 5.9%
5,000	AutoZone, Inc. *	2,975,550
9,000	Dollar Tree, Inc. *	781,380
1,900	Domino's Pizza, Inc.	377,245
5,200	O'Reilly Automotive, Inc. *(1)	1,119,924
39,400	TJX Companies, Inc. (The)	2,904,962
		8,159,061
		9,605,859
Consumer Staples — 12.7%
Agriculture — 1.1%
23,172	British American Tobacco PLC ADR	1,447,091
Beverages — 0.9%
11,000	PepsiCo, Inc.	1,225,730
Food — 6.0%
23,000	General Mills, Inc.	1,190,480
82,000	Hormel Foods Corp. (1)	2,635,480
12,800	Ingredion, Inc.	1,544,192
21,500	J&J Snack Foods Corp.	2,822,950
		8,193,102
Household Products — 2.3%
65,600	Church & Dwight Co., Inc.	3,178,320
Retail — 2.4%
14,000	Casey's General Stores, Inc. (1)	1,532,300
11,000	Costco Wholesale Corp.	1,807,190
		3,339,490
		17,383,733
Energy — 0.5%
Pipelines — 0.5%
16,700	Enbridge, Inc.	698,728
Financials — 0.5%
Insurance — 0.5%
5,000	Chubb, Ltd.	712,750
Healthcare — 17.0%
Biotechnology — 1.9%
14,000	Alexion Pharmaceuticals, Inc. *	1,964,060
3,500	Illumina, Inc. *	697,200
		2,661,260
Electronics — 3.4%
7,400	Mettler-Toledo International, Inc. *	4,633,584

Shares		Value
Healthcare Products — 8.6%
6,000	Becton Dickinson & Co. (1)	$1,175,700
7,000	C.R. Bard, Inc.	2,243,500
24,700	Danaher Corp.	2,118,766
10,700	DENTSPLY SIRONA, Inc.	639,967
30,600	Henry Schein, Inc. *	2,508,894
20,000	IDEXX Laboratories, Inc. *	3,109,800
		11,796,627
Pharmaceuticals — 2.5%
4,272	Allergan PLC	875,546
53,500	Novo Nordisk A/S ADR	2,576,025
		3,451,571
Software — 0.6%
11,800	Cerner Corp. *	841,576
		23,384,618
Industrials — 33.0%
Aerospace & Defense — 6.7%
12,100	General Dynamics Corp.	2,487,518
19,862	HEICO Corp.	1,783,806
7,000	Northrop Grumman Corp.	2,014,040
12,500	Teledyne Technologies, Inc. *	1,989,750
3,400	TransDigm Group, Inc.	869,210
		9,144,324
Commercial Services — 6.0%
5,700	Equifax, Inc.	604,143
27,030	IHS Markit, Ltd. *	1,191,483
139,800	Rollins, Inc.	6,450,372
		8,245,998
Electrical Equipment — 3.3%
9,500	Acuity Brands, Inc. (1)	1,627,160
45,000	AMETEK, Inc.	2,971,800
		4,598,960
Environmental Control — 4.7%
26,000	Republic Services, Inc.	1,717,560
15,100	Stericycle, Inc. *	1,081,462
51,300	Waste Connections, Inc.	3,588,948
		6,387,970
Hand & Machine Tools — 0.9%
7,000	Lincoln Electric Holdings, Inc.	641,760
4,000	Snap-on, Inc.	596,040
		1,237,800
Housewares — 1.7%
38,000	Toro Co. (The)	2,358,280

1

■	Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2017 (unaudited)

Shares		Value
Machinery Diversified — 6.2%
19,200	IDEX Corp.	$2,332,224
9,000	Middleby Corp. (The) *	1,153,530
15,400	Roper Technologies, Inc.	3,748,360
17,000	Wabtec Corp. (1)	1,287,750
		8,521,864
Transportation — 3.5%
28,000	Canadian National Railway Co.	2,319,800
8,000	J.B. Hunt Transport Services, Inc.	888,640
13,800	Union Pacific Corp.	1,600,386
		4,808,826
		45,304,022
Information Technology — 15.3%
Commercial Services — 1.1%
5,700	Automatic Data Processing, Inc.	623,124
7,800	WEX, Inc. *	875,316
		1,498,440
Computers — 2.1%
21,400	Accenture PLC Class A	2,890,498
Diversified Financial — 2.1%
20,500	MasterCard, Inc. Class A	2,894,600
Electronics — 1.8%
28,600	Amphenol Corp. Class A	2,420,704
Software — 8.2%
15,800	ANSYS, Inc. *	1,939,134
9,000	Cadence Design Systems, Inc. *	355,230
25,600	Fiserv, Inc. *	3,301,376
49,600	Open Text Corp.	1,601,584
28,400	Salesforce.com, Inc. *	2,653,128
7,800	Ultimate Software Group, Inc. (The) *(1)	1,478,880
		11,329,332
		21,033,574
Materials — 8.6%
Chemicals — 2.3%
27,600	FMC Corp.	2,464,956
1,700	NewMarket Corp.	723,775
		3,188,731
Commercial Services — 1.6%
17,000	Ecolab, Inc.	2,186,370
Housewares — 1.0%
14,000	Scotts Miracle-Gro Co. (The)	1,362,760

Shares		Value
Packaging & Containers — 3.7%
42,400	Ball Corp.	$1,751,120
32,500	Crown Holdings, Inc. *	1,940,900
12,200	Packaging Corp. of America (1)	1,399,096
		5,091,116
		11,828,977
Real Estate — 1.1%
REITS — 1.1%
10,500	American Tower Corp. REIT	1,435,140
	Total Common Stocks (Cost $53,466,156)	131,387,401

Short-Term Investments — 5.7%
Money Market Funds — 5.7%
6,055,801	State Street Institutional U.S. Government Money Market Fund, Premier Class	6,055,801
1,833,871	State Street Navigator Securities Lending Government Money Market Portfolio (2)	1,833,871
	Total Short-Term Investments (Cost $7,889,672)	7,889,672
	Total Investments — 101.4% (Cost $61,355,828)	$139,277,073
Excess Of Liabilities Over Cash And Other Assets — (1.4)%		(1,926,248)
Net Assets (3) —100.0%		$137,350,825

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2017, the market value of the securities on loan was $10,868,421.
(2)	Securities with an aggregate market value of $10,868,421 were out on loan in exchange for $1,833,871 of cash collateral as of September 30, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $61,355,828, aggregate gross unrealized appreciation was $78,508,378, aggregate gross unrealized depreciation was $587,133 and the net unrealized appreciation was $77,921,245.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$131,387,401	$—	$—	$131,387,401
Short-Term Investments	7,889,672	—	—	7,889,672
Total Investments in Securities	$139,277,073	$—	$—	$139,277,073

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 28, 2017